Long-term Deposits	12 Months Ended
Dec. 31, 2021
Long-term Investments [Abstract]
Long-term Deposits	Note 6 – Long-term Deposits Long-term deposits are bank deposits in US Dollars with terms at the investment date of 24 months with average annual interest rates of 1.14%.